Summary of Significant Accounting Policies, Recent Accounting Pronouncements (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Recent Accounting Pronouncements [Abstract]
Operating lease right-of-use asset	$ 326	$ 727
Operating lease liability	$ 332	$ 735
ASU 2016-02 [Member]
Recent Accounting Pronouncements [Abstract]
Operating lease right-of-use asset			$ 1,200
Operating lease liability			$ 1,200